Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000199769 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	7.55%	1.02%	2.44%
C000038247 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	5.43%	(0.04%)	1.54%
C000011309 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A1 Shares
Average Annual Return, Percent	7.28%	0.87%	2.30%
C000038245 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	2.66%	(0.15%)	1.71%
C000038248 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent	7.12%	0.71%	2.15%
C000011312 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	7.39%	0.97%	2.40%
C000011320 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	7.54%	0.58%	1.90%
C000038306 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent	7.27%	0.33%	1.65%
C000038303 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	2.72%	(0.53%)	1.21%
C000011317 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A1 Shares
Average Annual Return, Percent	7.43%	0.48%	1.79%
C000038305 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	5.48%	(0.42%)	1.04%
C000199770 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	7.60%	0.63%	1.94%
Without Sales Load [Member] | C000038247 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	6.43%	(0.04%)	1.54%
Without Sales Load [Member] | C000038245 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	7.22%	0.72%	2.15%
Without Sales Load [Member] | C000038303 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	7.28%	0.34%	1.65%
Without Sales Load [Member] | C000038305 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	6.48%	(0.42%)	1.04%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.67%	0.92%	2.21%
New Jersey Customized Reference Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	New Jersey Customized Reference Benchmark
Average Annual Return, Percent	7.03%	1.40%
Pennsylvania Customized Reference Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pennsylvania Customized Reference Benchmark
Average Annual Return, Percent	6.73%	1.01%